UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 73.65%

Basic Materials - .95%
44,100	Newmont Mining Corp.	$ 1,320,795

Consumer Discretionary - 9.86%
11,750	AutoZone, Inc. *	4,978,358
66,450	Target Corp.	4,575,747
21,700	V.F. Corp.	4,189,402
		13,743,507
Consumer Staples - 11.55%
116,300	Altria Group, Inc.	4,069,337
81,780	CVS Caremark Corp.	4,676,180
51,800	General Mills, Inc.	2,513,854
140,300	Kroger Co.	4,845,962
		16,105,333
Energy - 8.13%
37,810	Chevron Corp.	4,474,435
47,400	Exxon Mobil Corp.	4,282,590
74,500	Marathon Oil Corp.	2,576,210
		11,333,235
Financial - 10.34%
71,840	Allstate Corp.	3,456,941
43,330	Aon Corp.	2,788,286
42,520	Travelers Co., Inc.	3,398,198
132,060	US Bancorp, Inc.	4,773,969
		14,417,394
Health Care - 17.27%
42,450	Amgen, Inc.	4,188,117
49,700	Johnson & Johnson	4,267,242
34,825	Eli Lilly & Co.	1,710,604
97,441	Merck & Co., Inc.	4,526,134
163,654	Pfizer, Inc.	4,583,949
73,430	United Healthcare Corp.	4,808,196
		24,084,242
Industrial Goods - 4.96%
31,920	3M Co.	3,490,452
43,220	Honeywell International, Inc.	3,429,075
		6,919,527
Technology - 6.72%
15,700	International Business Machines Corp.	3,000,427
127,750	Microsoft Corp.	4,413,124
63,740	Oracle Corp.	1,957,455
		9,371,006
Telecommunications - 1.47%
57,850	American Telephone & Telegraph, Inc.	2,047,890

Utilities - 2.41%
74,910	American Electric Power Co., Inc.	3,354,470

TOTAL FOR COMMON STOCKS (Cost $64,798,808) - 73.65%		$ 102,697,399

PUT OPTIONS - 3.11%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500 ETF *
200,000	September 2013 Put @ 158.00	924,000

	SPDR S&P 500 ETF *
500,000	September 2013 Put @ 150.00	1,225,000

	SPDR S&P 500 ETF *
600,000	September 2013 Put @ 155.00	2,190,000

TOTAL FOR PUT OPTIONS (Premiums Paid $3,908,780) - 3.11%		4,339,000

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 18.64%
26,000,000	U.S. Government Treasury Bill, 11/29/2013, 0.065%	25,992,096

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $25,991,597) - 18.64%		25,992,096

SHORT TERM INVESTMENTS - 4.00%
5,579,079	Fidelity Institutional Treasury Only Money Market Fund 0.01% **	5,579,079

TOTAL FOR SHORT TERM INVESTMENTS (Cost $5,579,079) - 4.00%		5,579,079

TOTAL INVESTMENTS (Cost $100,278,264) - 99.41%		$ 138,607,574

OTHER ASSETS LESS LIABILITIES - .59%		824,182

NET ASSETS - 100.00%		$ 139,431,756

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $100,278,264 amounted to $38,328,018, which consisted of aggregate gross unrealized appreciation of $38,993,763 and aggregate gross unrealized depreciation of $665,745.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$102,697,399	$0	$0	$102,697,399
Put Options	$4,339,000	$0	$0	$4,339,000
Short Term Investments:
U.S. Treasury Bill	$25,992,096	$0	$0	$25,992,096
Fidelity Institutional Treasury	$5,579,079	$0	$0	$5,579,079
Total	$138,607,574	$0	$0	$138,607,574

	Forester Discovery Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 46.65%

Consumer Discretionary - 1.14%
15,170	Panasonic Corp. ADR *	$ 122,725

Consumer Staples - 13.24%
3,005	Diageo Plc. ADR	345,425
3,540	Fomento Economico Mexicano S.A. ADR	365,293
4,950	Imperial Tobacco Group Plc. ADR	344,965
9,190	Unilever Plc. ADR	371,735
		1,427,418
Energy - 3.28%
3,280	Royal Dutch Shell Plc. ADR	209,264
6,960	Statoil ASA ADR	144,002
		353,266
Financial Services - 4.95%
4,120	HSBC Holdings Plc. ADR	213,828
5,920	Prudential Plc. ADR	193,702
1,570	Toronto Dominion Bank (Canada)	126,181
		533,711
Health Care - 8.42%
6,260	Astraseneca Plc. ADR	296,098
5,205	Novartis AG ADR	368,046
6,220	Teva Pharmaceutical Industries Ltd. ADR	243,824
		907,968
Industrial Goods - 2.04%
2,170	Siemens AG (Germany) ADR	219,843

Materials - .68%
2,670	Agnico-Eagle Mines Ltd. (Canada)	73,532

Technology - 3.77%
29,705	Nokia Corp. ADR *	111,097
4,060	SAP AG ADR	295,690
		406,787
Telecommunications - 6.00%
14,370	Nippon Telegraph & Telephone Corp. ADR *	373,764
9,520	Vodafone Group Public Ltd., Co. (United Kingdom)	273,652
		647,416
Utilities - 3.12%
5,940	National Grid Plc. ADR	336,620

TOTAL FOR COMMON STOCKS (Cost $4,193,729) - 46.65%		$ 5,029,286

SHORT TERM INVESTMENTS - 53.18%
8,505,931	Fidelity Institutional Treasury 0.01%** (Cost $5,733,968)	5,733,968

TOTAL INVESTMENTS (Cost $9,927,697) - 99.83%		$ 10,763,254

LIABILITIES IN EXCESS OF OTHER ASSETS - .17%		18,207

NET ASSETS - 100.00%		$ 10,781,461

** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS

At June 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,927,697 amounted to $835,557, which consisted of aggregate gross unrealized appreciation of $1,128,492 and aggregate gross unrealized depreciation of $292,935.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,029,286	$0	$0	$5,029,286
Cash Equivalents	$5,733,968	$0	$0	$5,733,968
Total	$10,763,254	$0	$0	$10,763,254

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date August 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date August 7, 2013